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                               THE SESSIONS GROUP
                               3435 Stelzer Road
                              Columbus, Ohio 43219


                                 August 6, 1997


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

        Subject:  The Sessions Group -- Securities Act of 1933
                  Registration No. 33-21489 and Investment Company Act of 1940 File No. 811-5545 -- Rule 497(j) Filing
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Ladies and Gentlemen:

        On behalf of The Sessions Group (the "Group"), the undersigned hereby certifies, on behalf of the Group, that the form of Prospectus and Statement of Additional Information for the KeyPremier Aggressive Growth Fund, one fund of the Group, that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Group's Registration Statement on Form N-1A as filed on July 30, 1997, and that the text of such post-effective amendment has been filed electronically.


                                                  THE SESSIONS GROUP


                                                By /S/ Walter B. Grimm
                                                   ----------------------
                                                   Walter B. Grimm, President